OPERATING SEGMENTS (Narrative) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Percentage of entity's revenue	100.00%	100.00%
Information about major customers	Loyalty program partners for which sales to their members individually represented more than 10% of the Corporation's total revenue.
Four partners [Member]
Statement [Line Items]
Percentage of entity's revenue		76.00%
Three partners [Member]
Statement [Line Items]
Percentage of entity's revenue	69.00%